SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment
Buildings	20-30 years
Equipment, furniture and fixtures	5 years
Plant and machinery	10 years
Motor vehicles	5 years
Computer equipment and software	3-5 years

Net revenues | Customer concentration risk
Concentration of credit risks
Schedule of concentration of credit risk
	Year ended
Customer	December 31, 2010	December 31, 2011	December 31, 2012
	%	%	%
A	20	34	40
B	11	22	—
Total	31	56	40

Net accounts receivable | Credit concentration risk
Concentration of credit risks
Schedule of concentration of credit risk
Customer	As of December 31, 2011	As of December 31, 2012
	%	%
A	23	26
B	42	17
C	—	14
D	—	11
E	11	—
Total	76	68